August 11, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549-1004

Re: Proxy Materials for

Putnam California Investment Grade Municipal Trust (Securities Act Registration no. 33-53106; Investment Company Act File no. 811-07276)

Putnam High Yield Municipal Trust (Securities Act Registration no. 33-27889; Investment Company Act File no. 811-05795)

Putnam Municipal Bond Fund (Securities Act Registration no. 33-53076; Investment Company Act File no. 811-07270)

Putnam Municipal Opportunities Trust (Securities Act Registration no. 33-60790; Investment Company Act File no. 811-07626)

Putnam New York Investment Grade Municipal Trust (Securities Act Registration no. 33-53104; Investment Company Act File no. 811-07274)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a regular meeting of shareholders of the registrants identified above to be held on October 30, 2006.

Definitive materials are expected to be mailed to shareholders on or about September 5, 2006.

Comments on the above-referenced filing can be directed to James Clark of this office at (617) 760-8939.

Very truly yours,

/s/ Karen Ferguson Karen Ferguson Legal Product Specialist

cc: James F. Clark, Esq. George B. Raine, Esq. Laurie Grossman J Scott-Harris